Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Other Financial Assets

	As at December 31,
	2018	2017
Current:
Marketable securities	3,581	2,444
Copper put option contracts (Note 7)	-	330
	3,581	2,774
Long-term:
Investment in subscription receipts	2,400	2,400
Reclamation deposits (Note 19)	31,480	30,637
Restricted cash (Note 19)	7,500	7,500
	41,380	40,537